Concentration of Risk - Schedule of Revenue (Details)	6 Months Ended					12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)		Jun. 30, 2024 MYR (RM)	Dec. 31, 2024 MYR (RM)		Dec. 31, 2024 USD ($)		Dec. 31, 2023 MYR (RM)		Dec. 31, 2022 MYR (RM)		Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Schedule of Revenue [Line Items]
Revenues RM	RM 55,465,994	$ 13,167,002			RM 30,439,585	RM 90,344,588		$ 20,186,479		RM 148,053,973		RM 63,509,466
Revenues USD	55,465,994	$ 13,167,002			RM 30,439,585	RM 90,344,588		$ 20,186,479		RM 148,053,973		RM 63,509,466
Percentage of revenues						100.00%		100.00%		100.00%		100.00%
Receivables RM	24,972,158		RM 21,273,094			RM 21,273,094				RM 15,901,880				$ 5,928,108	$ 4,753,233
Receivables USD	24,972,158		21,273,094			21,273,094				15,901,880				5,928,108	4,753,233
Customer A [Member]
Schedule of Revenue [Line Items]
Revenues RM						21,007,350		$ 4,693,856			[1]		[1]
Revenues USD						RM 21,007,350		$ 4,693,856			[1]		[1]
Percentage of revenues						23.25%		23.25%			[1]		[1]
Customer B [Member]
Schedule of Revenue [Line Items]
Revenues RM						RM 10,435,837		$ 2,331,770		RM 23,099,977		RM 6,852,979
Revenues USD						RM 10,435,837		$ 2,331,770		RM 23,099,977		RM 6,852,979
Percentage of revenues						11.55%		11.55%		15.60%		10.79%
Customer C [Member]
Schedule of Revenue [Line Items]
Revenues RM							[1]		[1]	RM 44,226,069		RM 25,191,877
Revenues USD							[1]		[1]	RM 44,226,069		RM 25,191,877
Percentage of revenues							[1]		[1]	29.87%		39.67%
Customer D [Member]
Schedule of Revenue [Line Items]
Revenues RM							[1]		[1]	RM 15,687,320			[1]
Revenues USD							[1]		[1]	RM 15,687,320			[1]
Percentage of revenues							[1]		[1]	10.60%			[1]
Others [Member]
Schedule of Revenue [Line Items]
Revenues RM						RM 58,901,401		$ 13,160,853		RM 65,040,607		RM 31,464,610
Revenues USD						RM 58,901,401		$ 13,160,853		RM 65,040,607		RM 31,464,610
Percentage of revenues						65.20%		65.20%		43.93%		49.54%
Receivables [Member]
Schedule of Revenue [Line Items]
Receivables RM	25,972,158		21,273,094			RM 21,273,094				RM 15,901,880				5,928,108	4,753,233
Receivables USD	RM 25,972,158		RM 21,273,094			RM 21,273,094				RM 15,901,880				5,928,108	4,753,233
Percentage of receivables	100.00%	100.00%	100.00%			100.00%		100.00%		100.00%
Receivables [Member] | Customer A [Member]
Schedule of Revenue [Line Items]
Receivables RM	RM 4,336,087		RM 7,736,776			RM 7,736,776					[2]			1,029,338	1,728,696
Receivables USD	RM 4,336,087		RM 7,736,776			RM 7,736,776					[2]			1,029,338	1,728,696
Percentage of receivables	17.36%	17.36%	36.37%			36.37%		36.37%			[2]
Receivables [Member] | Customer B [Member]
Schedule of Revenue [Line Items]
Receivables RM	RM 4,888,821		RM 5,366,239			RM 5,366,239				RM 2,590,320				1,160,551	1,199,026
Receivables USD	RM 4,888,821		RM 5,366,239			RM 5,366,239				RM 2,590,320				1,160,551	1,199,026
Percentage of receivables	19.58%	19.58%	25.23%			25.23%		25.23%		16.29%
Receivables [Member] | Customer C [Member]
Schedule of Revenue [Line Items]
Receivables RM				[2]			[2]			RM 4,209,590						[2]
Receivables USD				[2]			[2]			RM 4,209,590						[2]
Percentage of receivables							[2]		[2]	26.47%
Receivables [Member] | Customer D [Member]
Schedule of Revenue [Line Items]
Receivables RM				[2]			[2]			RM 2,347,367						[2]
Receivables USD				[2]			[2]			RM 2,347,367						[2]
Percentage of receivables							[2]		[2]	14.76%
Receivables [Member] | Others [Member]
Schedule of Revenue [Line Items]
Receivables RM	RM 5,104,250		8,170,079			RM 8,170,079				RM 3,431,996				1,211,690	1,825,511
Receivables USD	RM 5,104,250		RM 8,170,079			RM 8,170,079				RM 3,431,996				1,211,690	1,825,511
Percentage of receivables	20.45%	20.45%	38.40%			38.40%		38.40%		21.59%
Receivables [Member] | Customer E [Member]
Schedule of Revenue [Line Items]
Receivables RM	RM 3,711,756			[3]			[3]			RM 3,322,607				881,129		[2]
Receivables USD	RM 3,711,756			[3]			[3]			RM 3,322,607				$ 881,129		[2]
Percentage of receivables	14.86%	14.86%		[3]			[2]		[2]	20.89%

[1]	Revenue from relevant customer was less than 10% of the Group’s total revenue for the respective year.
[2]	Receivables was less than 10% of the Groups total accounts receivables for the respective year.
[3]	Receivables was less than 10% of the Groups total accounts receivables for the respective year.